Background and Nature of Operations - Purchase Price (Parenthetical) (Detail) (USD $)	1 Months Ended
Sep. 28, 2012
Business Combination Allocation of Purchase Price [Line Items]
Price per share	$ 43.39
Fractional common shares issued for acquisition
Business Combination Allocation of Purchase Price [Line Items]
Common shares issued to Tyco shareholders	12,490
Common shares issued for acquisition
Business Combination Allocation of Purchase Price [Line Items]
Common shares issued to Tyco shareholders	110,886,444